Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) - Cost Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities Disclosure
12 Months Ended
Dec. 31, 2015 USD ($)
Cost Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities Disclosure [Abstract]
Property acquisition costs	$ 159,216,768
Development Costs	70,047
$ 159,286,815